Disclosure of lease prepayments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Minimum operating lease payments	$ 66,449	$ 132,897
Payable not later than one year [Member]
Statement [Line Items]
Minimum operating lease payments	53,159	53,159
Payable later than one year and not later than five years [Member]
Statement [Line Items]
Minimum operating lease payments	$ 13,290	$ 79,738